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                                      BISYS
                           100 Summer St., Suite 1500
                           Boston, Massachusetts 02110


February 8, 2006


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:   STI Classic Funds
      File Nos. 033-45671, 811-06557

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the statement of additional information relating to the STI Classic Seix Floating Rate High Income Fund, a series of the STI Classic Funds ("Registrant"), dated February 1, 2006, does not differ from that contained in Post-Effective Amendment No. 62 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. This Amendment was filed electronically on February 2, 2006.

         Questions related to this filing should be directed to my attention at
(617) 824-1381.


Very truly yours,

/s/ Jennifer A. English

Jennifer A. English
Assistant Counsel